Adalta International Fund
Adalta International Fund
Investment Objective
The Adalta International Fund (the "Fund") seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adalta International Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Adalta International Fund
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.52%
Acquired Fund Fees and Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	3.28%
Fee Waiver and/or Expense Reimbursement	(1.52%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.76%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Adalta Capital Management LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through at least September 30, 2018 (the "Expense Cap"). Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Adalta International Fund | | USD ($)	179	868	1,581	3,473

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the equity securities of non-U.S. companies of any size, including those located in emerging markets. The location of companies in which the Fund invests will be determined by a company's country of incorporation, the location of the securities exchange on which a company is principally traded, or the location from which a company derives the majority of its revenues. For the purposes of the primary investment policy, equity securities include common stock, sponsored American Depositary Receipts ("ADRs") and securities convertible into common stock. The Adviser focuses on those equity securities that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Fund also invests in companies that the Adviser believes are experiencing growth but whose growth the Adviser believes has not been recognized by the market.

The Fund limits its investments in any one country to 25% of its total assets. The Fund may also invest in pooled investment vehicles, including private equity funds and investment companies, which the Adviser believes provide similar earnings, revenue or growth potential as the equity securities in which the Fund principally invests. The Fund may invest up to 10% of its total assets in limited liability companies ("LLCs") and limited partnerships ("LPs") which are not exchange traded.

The Fund may hedge its foreign currency exposure versus the U.S. dollar by employing forward foreign currency contracts when the Adviser believes the Fund's exposure to a foreign currency will detract from the value of an investment, as measured in U.S. dollars.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser also studies political and economic developments in foreign countries in order to determine which countries may offer the best investment opportunities. The Adviser seeks to purchase the securities of well-managed companies at prices that are below intrinsic value. The Adviser may sell a security if, in its judgment, an issuer experiences a decline in its financial condition, an erosion in profits, earnings or cash flow, or becomes overvalued. The Adviser may also consider the issuer's weighting in the portfolio and any trends in inflation or interest rates. The Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify investments it views as appropriate for the Fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to lower returns and missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments. Currency exchange rates can be very volatile, changing quickly and unpredictably. Therefore, the value of an investment in the Fund may also change quickly and unpredictably.

Currency Hedging Risk. Although the Fund may attempt to minimize the impact on the value of Fund shares of changes in the value of foreign currencies against the U.S. dollar, these strategies may not be successful. The currency hedging activity carried out by the Fund may result in lower returns when the local currency appreciates relative to the U.S. dollar. In addition, the Fund's exposure to foreign currencies may not be fully hedged at all times.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund's equity holdings, which include common stocks, sponsored ADRs and securities convertible into common stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. The Fund may hold significant amounts of securities issued by a single issuer which may have a disproportionate impact on the Fund's NAV and total return.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), other limitations on repatriation of foreign capital or nationalization and/or increased taxation, or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Forward Foreign Currency Contract Risk. Entering into forward foreign currency contracts will generate profits or losses for the Fund based on movements in the currencies in which the contracts are denominated. Forward contracts are subject to counterparty risk, which is the risk that the counterparty with which the Fund has entered into financial instruments or transactions may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Pooled Investment Vehicle Risk. Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund's assets directly.

Private Fund Risk. Investments in private investment funds may involve a high degree of risk. A shareholder will also bear fees and expenses charged by the underlying funds, which may be significant. In addition, private fund securities are typically illiquid and difficult to value. Private funds may pay their managers performance fees, which may create an incentive for their managers to make speculative investments.

Registered Investment Company Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company.

Sector Risk. The Fund may invest a higher percentage of its total assets in one or more sectors. Negative developments affecting those sectors may result in greater market risk to the Fund than to a fund that is not weighted in those sectors.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund's investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment. The Fund's value approach could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund from year to year. The table shows how the Fund's average annual returns for one, five, and ten years compare to certain broad based indices. Updated performance information is available by calling (844) 284-9829 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2017 was 17.26%.

During the period shown, the highest return for a quarter was 23.52% for the quarter ended June 30, 2009, and the lowest return was -19.32% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Adalta International Fund	1 Year	5 Years	10 Years
	2.09%	4.42%	1.01%
After Taxes on Distributions |	2.20%	2.70%	(0.07%)
After Taxes on Distributions and Sale of Fund Shares |	1.80%	3.12%	0.72%
MSCI ACWI ex US® Index (reflects no deduction for fees, expenses or taxes)	4.50%	5.00%	0.96%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	1.00%	6.53%	0.75%

MSCI ACWI ex US Index is an index designed to capture large and mid cap representation across 22 developed market countries (excluding the US) and 23 emerging market countries.

MSCI EAFE Index is an equity index designed to capture large and mid cap representation across a broad range of developed market countries around the world, excluding the US and Canada.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.